STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 03, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The following table summarizes the stock-based compensation expense by line item in the Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019	December 30, 2018
Cost of revenue	$2,080	$1,642	$2,605
Research and development	1,217	1,880	2,519
Sales, general and administrative	3,953	3,613	3,456
Total stock-based compensation expense	$7,250	$7,135	$8,580

Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the non-vested restricted stock units' activities under the 2020 Plan:

	Restricted Stock Units	Performance Stock Units
(In thousands)	Shares	Shares
Assumption of 2015 Plan from SunPower	1,071	112
Activity between August 26, 2020 to January 3, 2021
Granted	116	—
Vested	(19)	—
Forfeited	(10)	—
Outstanding as of January 3, 2021	1,158	112